UNCOMMON INVESTMENT FUNDS TRUST

Uncommon Generosity 50 Equity ETF

Uncommon Portfolio Design Core Equity ETF

(collectively, the “Funds”)

Supplement dated April 15, 2021 to the Prospectus and Statement of Additional Information (“SAI”) dated April 8, 2021

This Supplement provides new and additional information beyond that in, and should be read in conjunction with, the Funds’ Prospectus and SAI

The following Fund has not commenced operations and is not currently offered for sale:

Uncommon Generosity 50 Equity ETF

This Supplement and the Funds’ Prospectus and SAI provide relevant information for all shareholders and should be retained for future reference.